Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Advance royalty recoupment reserve [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period		$ 9.7		$ 15.3		$ 21.3
Charged to Costs and Expenses		(0.2)		0.1		2.9
Deductions	[1],[2]	(1.9)		(5.7)		(9.0)
Other		0.0		0.0		0.1	[3]
Balance at End of Period		7.6		9.7		15.3
Reserve for materials and supplies [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period		7.4		16.0		6.5
Charged to Costs and Expenses		(0.1)		1.7		13.7
Deductions	[2]	(2.7)		(10.3)		(4.2)
Other		0.0		0.0		0.0
Balance at End of Period		4.6		7.4		16.0
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period		7.4		13.7		17.0
Charged to Costs and Expenses		1.5		4.3		(0.5)
Deductions	[2]	(1.4)		(10.1)		(0.7)
Other	[4]	(1.7)		(0.5)		(2.1)
Balance at End of Period		5.8		7.4		13.7
Tax valuation allowances [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period		1,634.1		1,481.8		79.8
Charged to Costs and Expenses		569.4		(29.4)		521.5
Deductions	[2]	0.0		0.0		(77.0)	[5]
Other		(1,034.5)	[6]	181.7	[7]	957.5	[8]
Balance at End of Period		$ 1,169.0		$ 1,634.1		$ 1,481.8

[1]	Deductions to advance royalty recoupment reserve represents the termination of federal and state leases.
[2]	Reserves utilized, unless otherwise indicated.
[3]	Balances transferred from other accounts or reserves recorded as part of a property transaction or acquisition.
[4]	Represents subsequent recovery of receivable amounts previously reserved.
[5]	Deductions include write-off of loss carryforwards and reversal of related valuation allowances.
[6]	Includes the write-off of valuation allowance against deferred tax assets related to the Australian Minerals and Resource Rent Tax (MRRT) due to the repeal of that legislation in 2014, along with an increase in valuation allowance during the period reflected directly in "Accumulated other comprehensive loss" and the impact of the 2014 decrease in Australian dollar exchange rates.
[7]	Related to the MRRT, as offset by the impact of the 2013 decrease in Australian dollar exchange rates.
[8]	Includes changes to valuation allowances primarily related to deferred tax assets acquired in business combinations and initial deferred tax assets resulting from the MRRT implemented in Australia in 2012.